FINANCE LEASES (Details 1) - Finance Leases [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
2023	$ 1,395	$ 3,038
Thereafter	0	0
Total	1,395
Less: Imputed Interest	(90)
Total Liability	$ 1,305	$ 2,868